Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
As of December 31, 2023, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2024	$149,121	$6,162	$155,283
2025	143,698	5,347	149,045
2026	137,788	4,549	142,337
2027	132,948	3,614	136,562
2028	127,169	1,572	128,741
Thereafter	1,001,831	4,380	1,006,211
Total lease payments	$1,692,555	$25,624	$1,718,179
Lease discount			(771,565)
Operating lease liability			$946,614

The following table is a summary of the Company’s components of lease cost for fiscal years 2023, 2022 and 2021:

Lease Expense	Statements of Income Location	2023	2022	2021
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(131,613)	$(117,723)	$(94,254)
Franchised restaurants	Franchised restaurants - occupancy expenses	(47,975)	(44,656)	(29,969)
General and administrative	General and administrative expenses	(8,472)	(6,746)	(6,590)
Subtotal		(188,060)	(169,125)	(130,813)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(46,861)	(36,322)	(27,262)
Franchised restaurants	Franchised restaurants - occupancy expenses	(15,603)	(10,810)	(9,505)
Subtotal		(62,464)	(47,132)	(36,767)
Total lease expense		$(250,524)	$(216,257)	$(167,580)

Other information	2023
Weighted-average remaining lease term (years)
Operating leases	7
Weighted-average discount rate
Operating leases	6.5%

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2023 and 2022 the obligation amounts to $8,498 and $5,032 respectively, included within “Long-term debt” in the Consolidated Balance Sheet.
In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.

Leases	Leases
As of December 31, 2023, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2024	$149,121	$6,162	$155,283
2025	143,698	5,347	149,045
2026	137,788	4,549	142,337
2027	132,948	3,614	136,562
2028	127,169	1,572	128,741
Thereafter	1,001,831	4,380	1,006,211
Total lease payments	$1,692,555	$25,624	$1,718,179
Lease discount			(771,565)
Operating lease liability			$946,614

The following table is a summary of the Company’s components of lease cost for fiscal years 2023, 2022 and 2021:

Lease Expense	Statements of Income Location	2023	2022	2021
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(131,613)	$(117,723)	$(94,254)
Franchised restaurants	Franchised restaurants - occupancy expenses	(47,975)	(44,656)	(29,969)
General and administrative	General and administrative expenses	(8,472)	(6,746)	(6,590)
Subtotal		(188,060)	(169,125)	(130,813)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(46,861)	(36,322)	(27,262)
Franchised restaurants	Franchised restaurants - occupancy expenses	(15,603)	(10,810)	(9,505)
Subtotal		(62,464)	(47,132)	(36,767)
Total lease expense		$(250,524)	$(216,257)	$(167,580)

Other information	2023
Weighted-average remaining lease term (years)
Operating leases	7
Weighted-average discount rate
Operating leases	6.5%

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2023 and 2022 the obligation amounts to $8,498 and $5,032 respectively, included within “Long-term debt” in the Consolidated Balance Sheet.
In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.